Trade and other receivables	6 Months Ended
Jun. 30, 2025
Trade and other receivables
Trade and other receivables

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

13.Trade and other receivables

	June 30,	December 31,
	2025	2024
	$'m	$'m

Non‑current
Accrued income and lease incentive	81.1	73.5
Other tax receivables	5.9	5.6
Payment in advance for property, plant and equipment	38.1	24.6
Withholding tax receivables(a)	14.3	14.9
Contingent consideration receivable(b)	2.7	2.4
	142.1	121.0
Current
Trade receivables	219.7	237.2
Less: impairment provisions	(17.8)	(16.3)
Net trade receivables(c)	201.9	220.9
Other receivables(d)	57.1	44.4
Prepaid land rent	2.7	0.8
Other prepaid expenses	15.4	14.5
Advance payments	18.4	10.9
Withholding tax receivables(a)	5.7	10.3
VAT receivables	9.3	10.0
Contingent consideration receivable(b)	—	1.6
	310.5	313.4
(a)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities. Effective from January 1, 2025, revenue tax withheld by customers in Nigeria with respect to colocation and telecommunication tower services decreased from 10% to 2%. Following this change in regulation, previously impaired revenue withholding tax receivables are reassessed each period to identify which could be utilized in settlement of future tax liabilities. This resulted in the reversal of previously impaired revenue withholding tax receivables of $20.0 million at June 30, 2025 (December 31, 2024: $25.2 million).
(b)	Receivable on the I-Systems Soluções de Infraestrutura S.A. acquisition.
(c)	The fair value is equal to their carrying amount.
(d)	Included in other receivables are short-term fixed deposits which are not classified as cash and cash equivalents as these exceed the three month maturity period.

Payments in advance for property, plant and equipment relate to the future supply of tower and tower equipment and fiber assets. All non-current receivables are due within twenty years from the end of the reporting period. All current trade and other receivables are due within the 12 months from the end of the reporting period. The Group does not secure any collateral for its trade receivables.